Members' Equity - Additional Information (Detail) - USD ($)		6 Months Ended	12 Months Ended
	Jan. 01, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Temporary Equity, Accretion to Redemption Value, Adjustment			$ (219,257,000)
Common units authorized			85,564,605
Common units issued			85,564,605
Common units outstanding			85,564,605
Common units issue price per unit			$ 0.000001
Members capital			$ 100,000
Common units subscribed but unissued			0
Share based compensation by share based arrangement profit interests units issued			30,732,995	28,452,751
Common stock, shares authorized		85,564,605	85,564,605	85,564,605
Common stock, shares issued		85,564,605	85,564,605	85,564,605
Common stock, shares outstanding		85,564,605	85,564,605	85,564,605
Preferred stock, shares authorized			1,000,000
TPG Pace Tech Opportunities Corp [Member]
Class of Stock [Line Items]
Allocated share based compensation		$ 0
Common stock, shares outstanding			45,000,000
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000
Preferred stock, shares issued		0	0	0
Preferred stock, shares outstanding		0	0	0
Dividend policy		The Company has not paid and does not intend to pay any cash dividends on its ordinary shares prior to the completion of the Business Combination. Additionally, the Company’s board of directors does not contemplate or anticipate declaring any stock dividends in the foreseeable future.	The Company has not paid and does not intend to pay any cash dividends on its ordinary shares prior to the completion of the Business Combination. Additionally, the Company’s board of directors does not contemplate or anticipate declaring any stock dividends in the foreseeable future.
Profit Interest Units [Member]
Class of Stock [Line Items]
Share based compensation by share based arrangement fair value assumptions expected dividend rate			0.00%	0.00%
Share based compensation by share based payment award fair value assumptions risk free interest rate minimum			1.28%	1.28%
Share based compensation by share based payment award fair value assumptions risk free interest rate maximum			2.95%	2.95%
Share based payment arrangement non vested award option cost not yet recognized amount			$ 5,400,000
Share based payment arrangement non vested award cost not yet recognized period for recognition			2 years
Share based compensation by share based payment award fair value assumptions expected volatility rate minimum			45.00%	45.00%
Share based compensation by share based payment award fair value assumptions expected volatility rate maximum			55.00%	55.00%
Profit Interest Units [Member] | General and Administrative Expense [Member]
Class of Stock [Line Items]
Allocated share based compensation			$ 1,700,000	$ 1,700,000	$ 1,400,000
Profit Interest Units [Member] | Maximum [Member]
Class of Stock [Line Items]
Share based compensation by share based payment award expected term			10 years	10 years
Share based compensation by share based payment award award vesting period			6 years	6 years
Profit Interest Units [Member] | Minimum [Member]
Class of Stock [Line Items]
Share based compensation by share based payment award expected term			6 years	6 years
Share based compensation by share based payment award award vesting period			4 years	4 years
Unit Appreciation Rights [Member] | Vesting Based On Triggering Events [Member]
Class of Stock [Line Items]
Share based compensation by share based arrangement equity instruments other than options non vested outstanding weighted average exercise price			$ 1.35
Unit Appreciation Rights [Member] | Vesting Based On Triggering Events [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Share based compensation by share based payment award equity instruments other than options vested in period aggregate fair value	$ 11,900,000
Unit Appreciation Rights [Member] | Maximum [Member]
Class of Stock [Line Items]
Share based compensation by share based payment award award vesting period			5 years	5 years
Unit Appreciation Rights [Member] | Minimum [Member]
Class of Stock [Line Items]
Share based compensation by share based payment award award vesting period			4 years	4 years
Class B Redeemable Preferred Voting Units [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Authorized			40,499,299
Temporary Equity, Shares Issued			40,499,299
Temporary Equity, Shares Outstanding			40,499,299
Temporary equity issue price per unit							$ 1.246935
Temporary equity lock in period			5 years
Percentage of outstanding temporary equity redeemable			33.33%
Temporary equity period within which redemption shall be made			60 days
Temporary Equity, Accretion to Redemption Value, Adjustment			$ 150,100,000
Temporary Equity, Accretion to Redemption Value			$ 69,100,000
Temporary equity units subscribed but not issued			0
Class C Redeemable Preferred Voting Units [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Authorized			18,586,623
Temporary Equity, Shares Issued			18,586,623
Temporary Equity, Shares Outstanding			18,586,623
Temporary equity issue price per unit					$ 2.703557	$ 2.703557
Temporary equity lock in period			5 years
Percentage of outstanding temporary equity redeemable			33.33%
Temporary equity period within which redemption shall be made			60 days
Temporary Equity, Accretion to Redemption Value, Adjustment			$ 150,100,000
Temporary Equity, Accretion to Redemption Value			$ 69,100,000
Temporary equity units subscribed but not issued			0
Common Class A [Member] | TPG Pace Tech Opportunities Corp [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Issued			2,046,599
Temporary Equity, Shares Outstanding		45,000,000	45,000,000
Common units authorized			200,000,000
Common stock, shares authorized		200,000,000	200,000,000	200,000,000
Common stock, voting rights		Holders of Class A ordinary shares are entitled to one vote for each share with the exception that only holders of Class F ordinary shares have the right to vote on the election of directors prior to the completion of a Business Combination, subject to adjustment as provided in the Company’s amended and restated memorandum and articles of association.	Holders of Class A ordinary shares are entitled to one vote for each share with the exception that only holders of Class F ordinary shares have the right to vote on the election of directors prior to the completion of a Business Combination, subject to adjustment as provided in the Company’s amended and restated memorandum and articles of association.
Temporary equity and common stock, shares issued		45,000,000	45,000,000	0
Temporary equity and common stock, shares outstanding		45,000,000	45,000,000	0
Common stock, shares issued		0	0	0
Common stock, shares outstanding		0	0	0
Common Class F [Member] | TPG Pace Tech Opportunities Corp [Member]
Class of Stock [Line Items]
Common stock, shares authorized		20,000,000	20,000,000	20,000,000
Common stock, shares issued		11,250,000	11,250,000	20,000,000
Common stock, shares outstanding		11,250,000	11,250,000	20,000,000
Preferred stock, shares authorized				1,000,000
Class A Preferred Units With Voting Rights [Member]
Class of Stock [Line Items]
Preferred units authorized limited liability company			7,906,980
Preferred units issued limited liability company			7,906,980
Preferred units outstanding limited liability company			7,906,980
Shares issued price per share								$ 0.430000
Cumulative dividend rate on preferred units			8.50%	8.50%	8.50%
Cumulative dividend on preferred units			$ 1,900,000	$ 1,600,000	$ 1,300,000
Preferred amount distributions payable number of times the original issue price			3
Preferred units subscribed but unissued			0
Class A-1 Preferred Voting Units [Member]
Class of Stock [Line Items]
Preferred units authorized limited liability company			7,822,681
Preferred units issued limited liability company			7,822,681
Preferred units outstanding limited liability company							7,822,681
Shares issued price per share			$ 0.434634
Cumulative dividend rate on preferred units			8.50%	8.50%	8.50%
Cumulative dividend on preferred units			$ 1,700,000	$ 1,400,000	$ 1,100,000
Preferred amount distributions payable number of times the original issue price			3
Preferred units subscribed but unissued			0